Financial risk management and fair values - Credit risk (Details) - debtor	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of credit risk exposure [line items]
Percentage of total trade receivables due from the Group's five largest debtors	30.00%	33.00%
Number of Group's largest debtors	5	5
Period of past due that debtors are requested to settle before any further credit is granted	6 months
Minimum.
Disclosure of credit risk exposure [line items]
Period of trade receivables is due	30 days
Maximum.
Disclosure of credit risk exposure [line items]
Period of trade receivables is due	180 days